INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 25,061,656		$ 38,658,729
Land		3,946,472		4,838,581
Other assets		9,018,956		13,387,285
Operating Limited Partnerships Assets		38,027,084		56,884,595
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		54,449,327		72,598,867
Accounts payable and accrued expenses		859,815		999,273
Other liabilities		3,594,946		4,257,997
Operating Limited Partnerships Liabilities		58,904,088		77,856,137
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	$ (18,815,771)	(18,815,771)	$ (19,975,519)	(19,975,519)
Other partners		(2,061,233)		(996,023)
Operating Limited Partnerships Partners Capital		(20,877,004)		(20,971,542)
Operating Limited Partnerships Liabilities And Stockholders Equity		38,027,084		56,884,595
Series Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Operating Limited Partnerships Assets		0		0
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Operating Limited Partnerships Liabilities		0		0
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	0	0	0	0
Other partners		0		0
Operating Limited Partnerships Partners Capital		0		0
Operating Limited Partnerships Liabilities And Stockholders Equity		0		0
Series Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,880,247		6,036,817
Land		584,543		701,722
Other assets		1,608,438		1,703,897
Operating Limited Partnerships Assets		7,073,228		8,442,436
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		10,308,002		11,736,943
Accounts payable and accrued expenses		208,717		215,213
Other liabilities		1,010,611		1,006,904
Operating Limited Partnerships Liabilities		11,527,330		12,959,060
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,380,021)	(3,380,021)	(3,509,088)	(3,509,088)
Other partners		(1,074,081)		(1,007,536)
Operating Limited Partnerships Partners Capital		(4,454,102)		(4,516,624)
Operating Limited Partnerships Liabilities And Stockholders Equity		7,073,228		8,442,436
Series Ten [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,615,536		5,605,085
Land		520,600		647,900
Other assets		1,092,354		1,790,592
Operating Limited Partnerships Assets		5,228,490		8,043,577
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		7,382,957		9,589,691
Accounts payable and accrued expenses		50,323		110,879
Other liabilities		214,628		255,498
Operating Limited Partnerships Liabilities		7,647,908		9,956,068
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(2,451,049)	(2,451,049)	(2,275,628)	(2,275,628)
Other partners		31,631		363,137
Operating Limited Partnerships Partners Capital		(2,419,418)		(1,912,491)
Operating Limited Partnerships Liabilities And Stockholders Equity		5,228,490		8,043,577
Series Eleven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,789,805		8,777,230
Land		902,299		1,129,949
Other assets		2,351,427		3,975,774
Operating Limited Partnerships Assets		8,043,531		13,882,953
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,714,221		17,199,735
Accounts payable and accrued expenses		140,312		188,876
Other liabilities		785,504		979,822
Operating Limited Partnerships Liabilities		12,640,037		18,368,433
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,177,690)	(4,177,690)	(4,443,364)	(4,443,364)
Other partners		(418,816)		(42,116)
Operating Limited Partnerships Partners Capital		(4,596,506)		(4,485,480)
Operating Limited Partnerships Liabilities And Stockholders Equity		8,043,531		13,882,953
Series Twelve [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,545,019		5,596,917
Land		658,703		786,703
Other assets		1,318,581		2,053,804
Operating Limited Partnerships Assets		5,522,303		8,437,424
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		8,561,820		11,198,036
Accounts payable and accrued expenses		217,123		191,875
Other liabilities		854,304		899,478
Operating Limited Partnerships Liabilities		9,633,247		12,289,389
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,576,867)	(3,576,867)	(3,456,296)	(3,456,296)
Other partners		(534,077)		(395,669)
Operating Limited Partnerships Partners Capital		(4,110,944)		(3,851,965)
Operating Limited Partnerships Liabilities And Stockholders Equity		5,522,303		8,437,424
Series Fourteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		8,231,049		12,642,680
Land		1,280,327		1,572,307
Other assets		2,648,156		3,863,218
Operating Limited Partnerships Assets		12,159,532		18,078,205
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,482,327		22,874,462
Accounts payable and accrued expenses		243,340		292,430
Other liabilities		729,899		1,116,295
Operating Limited Partnerships Liabilities		17,455,566		24,283,187
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	$ (5,230,144)	(5,230,144)	$ (6,291,143)	(6,291,143)
Other partners		(65,890)		86,161
Operating Limited Partnerships Partners Capital		(5,296,034)		(6,204,982)
Operating Limited Partnerships Liabilities And Stockholders Equity		$ 12,159,532		$ 18,078,205